Research and Development Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Clinical trial related costs	$ 94,909	$ 122,513
Personnel compensation and related costs	45,410	52,738
Other research and development expenses	4,314	6,490
Research and development expenses	$ 144,633	$ 181,741